Revenues (Tables)	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Summary of Consolidated Net Revenues Disaggregated by Reportable Segment, Geographical Region of Shipment, Nature and Market Channel	The following tables present the Company’s consolidated net revenues disaggregated by geographical region of shipment, nature and market channel:

	Year ended
	December 31, 2024	December 31, 2023	December 31, 2022
Net revenues by geographical region of shipment(1)
EMEA	3,329	4,836	3,619
Americas	2,106	2,724	2,310
Asia Pacific	7,834	9,726	10,199
Total net revenues	13,269	17,286	16,128
Net revenues by nature
Revenues from sale of products	13,021	17,094	15,953
Revenues from sale of services	196	145	130
Other revenues	52	47	45
Total net revenues	13,269	17,286	16,128
Net revenues by market channel(2)
OEM	9,629	11,468	10,764
Distribution	3,640	5,818	5,364
Total net revenues	13,269	17,286	16,128

(1)Net revenues by geographical region of shipment are classified by location of customer invoiced or reclassified by shipment destination in line with customer demand. For example, products ordered by U.S.-based companies to be invoiced to Asia Pacific affiliates are classified as Asia Pacific revenues. Furthermore, the Company, among the different periods, may be affected by shifts in shipments from one location to another, as requested by customers.
(2)OEMs are the end-customers to which the Company provides direct marketing application engineering support, while Distribution refers to the distributors and representatives that the Company engages to distribute its products around the world.